Commitment and Contingencies (Details) - SGD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitment and Contingencies [Abstract]
Rent expenses	$ 21,115	$ 0	$ 0